JOHN HANCOCK INVESTMENT TRUST

200 Berkeley Street

Boston, MA  02116

April 10, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”), on behalf of:
John Hancock Balanced Fund
John Hancock Disciplined Value International Fund
John Hancock Emerging Markets Equity Fund
John Hancock ESG All Cap Core Fund
John Hancock ESG International Equity Fund
John Hancock ESG Large Cap Core Fund
John Hancock Fundamental Large Cap Core Fund
John Hancock Global Focused Strategy Fund
John Hancock Global Thematic Opportunities Fund
John Hancock Infrastructure Fund
John Hancock Seaport Long/Short Fund
John Hancock Small Cap Core Fund
John Hancock Value Equity Fund (collectively, the “Funds”)
File Nos. 002-10156; 811-00560

Ladies and Gentlemen:

On behalf of the Trust, transmitted for filing pursuant to Rule 497 under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information for the Funds.

The interactive data files included as exhibits to this filing mirror the risk/return summary information in the prospectus supplement filed with the Securities and Exchange Commission on March 28, 2019 on behalf of the Fund pursuant to Rule 497(e) (Accession No. 0001133228-19-001752), which is incorporated by reference into this Rule 497 Document.

If you have any questions or comments, please call me at (617) 572-0420.

Sincerely,

/s/ Harsha Pulluru

Harsha Pulluru

Assistant Secretary of the Trust

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

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